Other non-current assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other non-current assets
NOTE 9: OTHER NON-CURRENT ASSETS

(€’000)	As at December 31,
	2020	2019
Non-current trade receivables Mesoblast license agreement	1 923	1 955
Net investment in Lease	195	477

Total Non-current Trade and Other receivables	2 117	2 432

In May 2018, the Group entered into an exclusive license agreement with Mesoblast. More details on the transaction and its revenue recognition pattern is set forth in disclosure note 25.
The non-current net investment in lease refers to the receivable recorded under IFRS16 Leases accounting standard as the Group subleases some office spaces it leases from a head lessor.

(€’000)	As at December 31,
	2020	2019
R&D Tax credit receivable	3 679	3 051

Total Non-current Grant receivables	3 679	3 051

Deposits	293	257

Total Other non-current assets	293	257

In 2017, the Group recognized for the first time a R&D tax credit (€1.2 million) receivable from the federal government that included a one-off catch-up effect. Since 2018, further R&D tax credit receivables are recorded on an annual basis. For the year ended December 31, 2020, the R&D tax credit has been updated for an amount of €0.6 million, taking into account all information available as of December 31, 2020.
The non-current assets refer to security deposits paid to the lessors of the building leased by the Group and a deposit to the Social Security administration.